Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 98.5%
Communication Services 13.8%
Entertainment 6.5%
Activision Blizzard, Inc.	215,747	9,822,961
Live Nation Entertainment, Inc.*	84,627	5,377,200
Netflix, Inc.*	33,105	11,803,919
Spotify Technology SA*	91,855	12,749,474
Walt Disney Co.	129,569	14,386,046
		54,139,600
Interactive Media & Services 5.7%
Alphabet, Inc. "A"*	17,727	20,862,729
Alphabet, Inc. "C"*	16,292	19,115,566
Facebook, Inc. "A"*	48,891	8,149,641
		48,127,936
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	198,020	13,683,182
Consumer Discretionary 13.9%
Hotels, Restaurants & Leisure 2.5%
Las Vegas Sands Corp.	73,403	4,474,647
McDonald's Corp.	88,883	16,878,882
		21,353,529
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	22,908	40,793,421
Multiline Retail 1.1%
Dollar General Corp.	78,415	9,354,909
Specialty Retail 4.6%
Burlington Stores, Inc.*	58,013	9,089,477
CarMax, Inc.*	116,146	8,106,991
Home Depot, Inc.	111,601	21,415,116
		38,611,584
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica, Inc.*	40,038	6,561,027
Consumer Staples 3.3%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	39,912	9,664,291
Food Products 1.5%
Mondelez International, Inc. "A"	250,398	12,499,868
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	32,136	5,320,115
Energy 0.5%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	41,426	4,596,629
Financials 7.6%
Banks 1.1%
SVB Financial Group*	42,060	9,352,462
Capital Markets 2.5%
Charles Schwab Corp.	168,941	7,223,917
Intercontinental Exchange, Inc.	172,245	13,114,734
		20,338,651
Consumer Finance 1.0%
American Express Co.	77,020	8,418,286
Insurance 3.0%
Progressive Corp.	351,130	25,312,962
Health Care 13.6%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.*	71,186	9,622,923
Biogen., Inc.*	11,917	2,816,940
BioMarin Pharmaceutical, Inc.*	47,036	4,178,208
Celgene Corp.*	88,847	8,381,826
Exact Sciences Corp.*	25,975	2,249,955
		27,249,852
Health Care Equipment & Supplies 5.6%
Becton, Dickinson & Co.	95,488	23,846,218
Danaher Corp.	99,985	13,200,020
Inogen, Inc.*	28,587	2,726,342
The Cooper Companies, Inc.	25,181	7,457,857
		47,230,437
Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	88,289	24,166,465
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	59,873	2,856,541
Zoetis, Inc.	129,080	12,994,484
		15,851,025
Industrials 10.9%
Aerospace & Defense 3.6%
Boeing Co.	59,329	22,629,267
TransDigm Group, Inc.*	16,328	7,412,749
		30,042,016
Electrical Equipment 1.6%
AMETEK, Inc.	163,303	13,549,250
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	38,042	13,009,222
Machinery 0.7%
Parker-Hannifin Corp.	35,492	6,091,137
Professional Services 2.3%
TransUnion	133,000	8,889,720
Verisk Analytics, Inc.	77,275	10,277,575
		19,167,295
Road & Rail 1.2%
Lyft, Inc. "A"	12,468	976,120
Norfolk Southern Corp.	48,262	9,019,685
		9,995,805
Information Technology 32.3%
IT Services 8.6%
Cognizant Technology Solutions Corp. "A"	169,846	12,305,343
Fiserv, Inc.*	94,149	8,311,474
FleetCor Technologies, Inc.*	28,848	7,113,628
Global Payments, Inc.	88,586	12,093,761
Visa, Inc. "A"	208,792	32,611,222
		72,435,428
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	84,190	8,862,681
NVIDIA Corp.	65,639	11,786,139
		20,648,820
Software 15.3%
2U, Inc.*	69,437	4,919,612
Adobe, Inc.*	56,753	15,124,107
DocuSign, Inc.*	37,876	1,963,492
Intuit, Inc.	47,640	12,453,572
Microsoft Corp.	477,110	56,270,354
Nuance Communications, Inc.*	294,624	4,987,984
salesforce.com, Inc.*	106,146	16,810,342
ServiceNow, Inc.*	33,431	8,240,407
Synopsys, Inc.*	68,147	7,847,127
		128,616,997
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	239,617	45,515,249
Pure Storage, Inc. "A"*	178,533	3,890,234
		49,405,483
Materials 0.7%
Construction Materials
Vulcan Materials Co.	46,922	5,555,565
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	75,806	9,020,914
Prologis, Inc.	94,371	6,789,993
		15,810,907
Total Common Stocks (Cost $431,619,203)		826,954,156
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.47% (a) (Cost $10,587,293)	10,587,293	10,587,293
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $442,206,496)	99.7	837,541,449
Other Assets and Liabilities, Net	0.3	2,217,101
Net Assets	100.0	839,758,550

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (a) (b)
5,457,000	—	5,457,000 (c)	—	—	342	—	—	—
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.47% (a)
12,082,625	25,999,269	27,494,601	—	—	38,718	—	10,587,293	10,587,293
17,539,625	25,999,269	32,951,601	—	—	39,060	—	10,587,293	10,587,293

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$826,954,156	$—	$—	$826,954,156
Short-Term Investments	10,587,293	—	—	10,587,293
Total	$837,541,449	$—	$—	$837,541,449

(d)	See Investment Portfolio for additional detailed categorizations.